Income Taxes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal net operating loss	$ 8,900,000	$ 2,300,000
State net operating loss carryforward	8,900,000	2,300,000
Foreign net operating losses	0	500,000
Accrued total penalties and interest	$ 0	$ 0